Provisions and Other	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Provisions and Other

NOTE 16. PROVISIONS AND OTHER

Workers’ Compensation
Balance December 31, 2016	$15,461
Expensed during the year	2,613
Payment of deductibles and uninsured claims	(3,929)
Effects of foreign currency exchange differences	(913)
Balance December 31, 2017	13,232
Expensed during the year	3,359
Payment of deductibles and uninsured claims	(4,271)
Effects of foreign currency exchange differences	1,053
Balance December 31, 2018	$13,373

	2018	2017
Current	$2,796	$3,146
Long-term	10,577	10,086
	$13,373	$13,232

Precision maintains a provision for the deductible and uninsured portions of workers’ compensation and general liability claims. The amount accrued for the provision for losses incurred varies depending on the number and nature of the claims outstanding at the balance sheet dates. In addition, the accrual includes management’s estimate of the future cost to settle each claim such as future changes in the severity of the claim and increases in medical costs. Precision uses third parties to assist in developing the estimate of the ultimate costs to settle each claim, which is based on historical experience associated with the type of each claim and specific information related to each claim. The specific circumstances of each claim may change over time prior to settlement and, as a result, the estimates made as of the balance sheet dates may change.